Note 15 - Income Taxes (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Note 15 - Income Taxes (Details) [Line Items]
Ownership Test Percentage	50.00%	50.00%
More Than [Member]
Note 15 - Income Taxes (Details) [Line Items]
Ownership Test Percentage	50.00%	50.00%